Fair Value Measurements - Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value On ARecurring Basis Using Significant Unobservable Inputs Abstract
Beginning balance	$ 15,224,665	$ 2,047,000	$ 2,047,000	$ 2,047,000
SAFE Notes issued during the period	1,600,800	8,190,000	1,940,000	8,190,000	1,500,000
Change in fair value during the period	3,638,167	4,987,665		4,987,665	547,000
Ending balance	$ 20,463,632	$ 15,224,665	$ 2,047,000	$ 15,224,665	$ 2,047,000